Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Aggregate Purchase Price Allocation

A summary of the preliminary fair values of the net assets acquired for the acquisitions consummated in 2012 is as follows (in thousands):

	eScreen	Other	Total
Current assets(1)	$32,530	$13,304	$45,834
Property, plant and equipment	5,806	3,184	8,990
Goodwill	154,923	102,919	257,842
Intangible assets	204,000	121,223	325,223
Other non-current assets	481	221	702

Total assets acquired	397,740	240,851	638,591

Current liabilities	22,805	4,885	27,690
Non-current liabilities	79,945	36,520	116,465

Total liabilities assumed	102,750	41,405	144,155

Net assets acquired	294,990	199,446	494,436
Less:
Contingent consideration	23,600	52,020	75,620

Cash paid	$271,390	$147,426	$418,816

(1)	Includes approximately $4.0 million of acquired cash.

A summary of the aggregate purchase price allocation for the acquisitions consummated in 2011 is as follows (in thousands):

	Avee	Arriva	Axis-Shield	Other	Total
Current assets(1)	$10,197	$4,874	$92,666	$23,542	$131,279
Property, plant and equipment	5,411	524	50,719	11,820	68,474
Goodwill	30,409	58,174	136,182	131,348	356,113
Intangible assets	76,400	27,400	233,370	79,454	416,624
Other non-current assets	—	1,196	18,512	13,009	32,717

Total assets acquired	122,417	92,168	531,449	259,173	1,005,207

Current liabilities	1,927	12,629	44,758	27,623	86,937
Non-current liabilities	—	—	97,842	30,512	128,354

Total liabilities assumed	1,927	12,629	142,600	58,135	215,291

Less:
Fair value of non-controlling interest	—	—	—	2,500	2,500

Net assets acquired	120,490	79,539	388,849	198,538	787,416
Less:
Contingent consideration	—	—	—	48,685	48,685
Fair value of previously-held equity investment	—	—	109,231	3,937	113,168
Fair value of common stock issued	—	15,183	—	1,000	16,183
Loan forgiveness	—	—	—	1,488	1,488
Deferred purchase price consideration	—	—	—	4,170	4,170

Cash paid	$120,490	$64,356	$279,618	$139,258	$603,722

(1)	Includes cash acquired of approximately $23.2 million.

A summary of the aggregate purchase price allocation for the acquisitions consummated in 2010 is as follows (in thousands):

	Immunalysis	Twist	Alere Toxicology	Standard Diagnostics	Other	Total
Current assets(1)	$6,933	$373	$6,044	$51,056	$20,829	$85,235
Property, plant and equipment	1,076	152	3,300	18,580	13,149	36,257
Goodwill	18,234	61,463	53,435	33,798	116,186	283,116
Intangible assets	30,600	15,700	48,400	131,179	57,976	283,855
Other non-current assets	—	—	—	16,426	562	16,988

Total assets acquired	56,843	77,688	111,179	251,039	208,702	705,451

Current liabilities	569	731	1,640	13,389	14,749	31,078
Non-current liabilities	50	6,107	—	32,088	32,024	70,269

Total liabilities assumed	619	6,838	1,640	45,477	46,773	101,347

Net assets acquired	56,224	70,850	109,539	205,562	161,929	604,104
Less:
Contingent consideration	1,200	35,600	—	—	52,908	89,708
Present value of deferred purchase price consideration	—	—	—	—	688	688

Cash paid	$55,024	$35,250	$109,539	$205,562	$108,333	$513,708

(1)	Includes cash acquired of approximately $22.9 million.

Intangible Assets Acquired and their Respective Fair Values and Weighted Average Useful Lives

The following are the intangible assets acquired and their respective fair values and weighted-average useful lives (dollars in thousands):

	eScreen	Other	Total	Weighted- average Useful Life
Core technology and patents	$93,200	$54,903	$148,103	18.7 years
Trademarks and trade names	17,300	2,090	19,390	18.3 years
Customer relationships	79,600	56,885	136,485	18.1 years
Non-competition agreements	—	1,118	1,118	5.1 years
Other	13,900	1,327	15,227	9.2 years
In-process research and development	—	4,900	4,900	N/A

Total intangible assets	$204,000	$121,223	$325,223

The following are the intangible assets acquired and their respective amortizable lives (dollars in thousands):

	Avee	Arriva	Axis-Shield	Other	Total	Weighted- average Useful Life
Core technology and patents	$—	$—	$56,919	$19,740	$76,659	10.1 years
Database	—	—	—	64	64	3.0 years
Trademarks and trade names	1,700	1,000	4,145	7,352	14,197	10.1 years
Customer relationships	71,500	23,000	114,174	35,051	243,725	12.3 years
Non-compete agreements	3,200	3,400	—	1,706	8,306	5.3 years
Software	—	—	—	7,400	7,400	10.9 years
Other	—	—	—	7,767	7,767	15.6 years
In-process research and development	—	—	58,132	374	58,506	N/A

Total intangible assets	$76,400	$27,400	$233,370	$79,454	$416,624

The following are the intangible assets acquired and their respective amortizable lives (dollars in thousands):

	Immunalysis	Twist	Alere Toxicology	Standard Diagnostics	Other	Total	Weighted- average Useful Life
Core technology and patents	$8,800	$8,600	$13,300	$62,135	$14,050	$106,885	12.4 years
Quality systems	—	—	—	—	153	153	5 years
Database	—	—	—	—	654	654	3 years
Trademarks and trade names	800	—	—	9,350	1,504	11,654	6.3 years
License agreements	—	—	—	—	459	459	5 years
Customer relationships	19,900	—	35,100	45,754	24,578	125,332	14.3 years
Non-compete agreements	300	—	—	255	2,095	2,650	4.2 years
Software	—	—	—	—	5,000	5,000	7 years
Distribution agreement	800	—	—	—	—	800	14 years
Manufacturing know-how	—	—	—	—	3,683	3,683	10.5 years
In-process research and development	—	7,100	—	13,685	5,800	26,585	N/A

Total intangible assets	$30,600	$15,700	$48,400	$131,179	$57,976	$283,855